Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000016765
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,452	$ 13,234	$ 12,926	$ 12,831	$ 12,446	$ 12,860	$ 12,588	$ 12,489	$ 12,538	$ 12,034	$ 11,345	$ 11,555	$ 11,897	$ 12,078	$ 11,906	$ 11,654	$ 11,806	$ 11,749	$ 11,478	$ 11,808	$ 11,299	$ 11,585	$ 11,003	$ 10,787	$ 11,509	$ 11,854	$ 11,360	$ 11,948	$ 11,902	$ 12,570	$ 12,593	$ 12,823	$ 13,276	$ 12,991	$ 13,191	$ 12,922	$ 13,212	$ 13,091	$ 13,004	$ 12,866	$ 12,736	$ 12,469	$ 12,348	$ 12,280	$ 12,297	$ 12,010	$ 11,340	$ 11,449	$ 11,645	$ 11,420	$ 11,053	$ 10,890	$ 10,584	$ 10,054	$ 11,070	$ 11,408	$ 11,383	$ 11,198	$ 11,116	$ 10,993	$ 10,947	$ 10,898	$ 10,865	$ 10,520	$ 10,722	$ 10,560	$ 10,418	$ 10,264	$ 9,804	$ 10,136	$ 10,080	$ 10,554	$ 10,557	$ 10,453	$ 10,341	$ 10,367	$ 10,319	$ 10,327	$ 10,376	$ 10,662	$ 10,471	$ 10,379	$ 10,308	$ 10,244	$ 10,171	$ 10,131	$ 9,950	$ 9,986	$ 9,868	$ 9,750	$ 9,739	$ 9,567	$ 9,466	$ 9,351	$ 9,390	$ 9,499	$ 9,477	$ 9,493	$ 9,299	$ 9,200	$ 9,146	$ 9,100	$ 8,897	$ 8,959	$ 9,143	$ 9,289	$ 9,274	$ 8,939	$ 9,083	$ 9,439	$ 9,364	$ 9,529	$ 9,513	$ 9,468	$ 9,508	$ 9,307	$ 9,307	$ 9,389	$ 9,337	$ 9,183	$ 9,425
C000016768
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000016769
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000016756
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,492	15,218	14,867	14,760	14,211	14,806	14,394	14,090	14,120	13,508	12,600	12,860	13,292	13,580	13,278	12,831	13,033	12,960	12,687	13,076	12,398	12,810	12,110	11,648	12,586	12,992	12,348	13,160	13,118	13,930	13,790	14,000	14,588	14,120	14,426	13,954	14,375	14,183	14,094	13,928	13,737	13,315	13,073	12,894	12,881	12,481	11,538	11,697	11,979	11,624	11,171	10,987	10,656	9,995	11,305	11,869	11,906	11,634	11,495	11,310	11,183	11,217	11,183	10,719	11,113	10,870	10,754	10,557	9,944	10,483	10,395	11,053	11,042	10,911	10,735	10,757	10,702	10,647	10,735	11,119	10,768	10,657	10,511	10,397	10,262	10,252	10,044	10,034	9,909	9,784	9,774	9,577	9,462	9,344	9,237	9,335	9,315	9,305	9,041	9,031	8,953	8,913	8,590	8,845	9,227	9,453	9,414	9,032	9,200	9,597	9,509	9,677	9,615	9,553	9,606	9,279	9,332	9,417	9,331	9,159	9,425
C000016758
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000016759
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,682	22,167	21,713	21,325	20,495	21,216	20,567	19,746	19,704	18,717	17,135	17,730	18,509	19,058	18,356	17,347	17,562	17,344	16,934	17,419	16,223	16,865	15,674	14,769	16,350	16,949	15,822	17,316	17,308	18,801	18,426	18,856	19,891	19,134	19,668	18,761	19,535	19,064	18,973	18,750	18,472	17,706	17,261	16,806	16,828	16,026	14,222	14,536	14,997	14,139	13,443	13,025	12,450	11,212	13,103	14,275	14,468	13,970	13,631	13,265	12,993	13,331	13,292	12,492	13,285	12,861	12,732	12,387	11,456	12,351	12,182	13,218	13,198	13,079	12,730	12,809	12,756	12,640	12,880	13,440	12,753	12,546	12,305	12,063	11,807	11,765	11,451	11,382	11,159	10,984	10,855	10,565	10,284	10,067	9,959	10,156	10,079	10,044	9,616	9,686	9,668	9,515	8,845	8,891	9,487	9,666	9,725	9,044	9,387	10,060	10,006	10,230	10,221	9,946	10,078	9,546	9,697	9,859	9,717	9,644	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,682	22,167	21,713	21,325	20,495	21,216	20,567	19,746	19,704	18,717	17,135	17,730	18,509	19,058	18,356	17,347	17,562	17,344	16,934	17,419	16,223	16,865	15,674	14,769	16,350	16,949	15,822	17,316	17,308	18,801	18,426	18,856	19,891	19,134	19,668	18,761	19,535	19,064	18,973	18,750	18,472	17,706	17,261	16,806	16,828	16,026	14,222	14,536	14,997	14,139	13,443	13,025	12,450	11,212	13,103	14,275	14,468	13,970	13,631	13,265	12,993	13,331	13,292	12,492	13,285	12,861	12,732	12,387	11,456	12,351	12,182	13,218	13,198	13,079	12,730	12,809	12,756	12,640	12,880	13,440	12,753	12,546	12,305	12,063	11,807	11,765	11,451	11,382	11,159	10,984	10,855	10,565	10,284	10,067	9,959	10,156	10,079	10,044	9,616	9,686	9,668	9,515	8,845	8,891	9,487	9,666	9,725	9,044	9,387	10,060	10,006	10,230	10,221	9,946	10,078	9,546	9,697	9,859	9,717	9,644	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,682	22,167	21,713	21,325	20,495	21,216	20,567	19,746	19,704	18,717	17,135	17,730	18,509	19,058	18,356	17,347	17,562	17,344	16,934	17,419	16,223	16,865	15,674	14,769	16,350	16,949	15,822	17,316	17,308	18,801	18,426	18,856	19,891	19,134	19,668	18,761	19,535	19,064	18,973	18,750	18,472	17,706	17,261	16,806	16,828	16,026	14,222	14,536	14,997	14,139	13,443	13,025	12,450	11,212	13,103	14,275	14,468	13,970	13,631	13,265	12,993	13,331	13,292	12,492	13,285	12,861	12,732	12,387	11,456	12,351	12,182	13,218	13,198	13,079	12,730	12,809	12,756	12,640	12,880	13,440	12,753	12,546	12,305	12,063	11,807	11,765	11,451	11,382	11,159	10,984	10,855	10,565	10,284	10,067	9,959	10,156	10,079	10,044	9,616	9,686	9,668	9,515	8,845	8,891	9,487	9,666	9,725	9,044	9,387	10,060	10,006	10,230	10,221	9,946	10,078	9,546	9,697	9,859	9,717	9,644	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,682	22,167	21,713	21,325	20,495	21,216	20,567	19,746	19,704	18,717	17,135	17,730	18,509	19,058	18,356	17,347	17,562	17,344	16,934	17,419	16,223	16,865	15,674	14,769	16,350	16,949	15,822	17,316	17,308	18,801	18,426	18,856	19,891	19,134	19,668	18,761	19,535	19,064	18,973	18,750	18,472	17,706	17,261	16,806	16,828	16,026	14,222	14,536	14,997	14,139	13,443	13,025	12,450	11,212	13,103	14,275	14,468	13,970	13,631	13,265	12,993	13,331	13,292	12,492	13,285	12,861	12,732	12,387	11,456	12,351	12,182	13,218	13,198	13,079	12,730	12,809	12,756	12,640	12,880	13,440	12,753	12,546	12,305	12,063	11,807	11,765	11,451	11,382	11,159	10,984	10,855	10,565	10,284	10,067	9,959	10,156	10,079	10,044	9,616	9,686	9,668	9,515	8,845	8,891	9,487	9,666	9,725	9,044	9,387	10,060	10,006	10,230	10,221	9,946	10,078	9,546	9,697	9,859	9,717	9,644	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,682	22,167	21,713	21,325	20,495	21,216	20,567	19,746	19,704	18,717	17,135	17,730	18,509	19,058	18,356	17,347	17,562	17,344	16,934	17,419	16,223	16,865	15,674	14,769	16,350	16,949	15,822	17,316	17,308	18,801	18,426	18,856	19,891	19,134	19,668	18,761	19,535	19,064	18,973	18,750	18,472	17,706	17,261	16,806	16,828	16,026	14,222	14,536	14,997	14,139	13,443	13,025	12,450	11,212	13,103	14,275	14,468	13,970	13,631	13,265	12,993	13,331	13,292	12,492	13,285	12,861	12,732	12,387	11,456	12,351	12,182	13,218	13,198	13,079	12,730	12,809	12,756	12,640	12,880	13,440	12,753	12,546	12,305	12,063	11,807	11,765	11,451	11,382	11,159	10,984	10,855	10,565	10,284	10,067	9,959	10,156	10,079	10,044	9,616	9,686	9,668	9,515	8,845	8,891	9,487	9,666	9,725	9,044	9,387	10,060	10,006	10,230	10,221	9,946	10,078	9,546	9,697	9,859	9,717	9,644	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 22,682	22,167	21,713	21,325	20,495	21,216	20,567	19,746	19,704	18,717	17,135	17,730	18,509	19,058	18,356	17,347	17,562	17,344	16,934	17,419	16,223	16,865	15,674	14,769	16,350	16,949	15,822	17,316	17,308	18,801	18,426	18,856	19,891	19,134	19,668	18,761	19,535	19,064	18,973	18,750	18,472	17,706	17,261	16,806	16,828	16,026	14,222	14,536	14,997	14,139	13,443	13,025	12,450	11,212	13,103	14,275	14,468	13,970	13,631	13,265	12,993	13,331	13,292	12,492	13,285	12,861	12,732	12,387	11,456	12,351	12,182	13,218	13,198	13,079	12,730	12,809	12,756	12,640	12,880	13,440	12,753	12,546	12,305	12,063	11,807	11,765	11,451	11,382	11,159	10,984	10,855	10,565	10,284	10,067	9,959	10,156	10,079	10,044	9,616	9,686	9,668	9,515	8,845	8,891	9,487	9,666	9,725	9,044	9,387	10,060	10,006	10,230	10,221	9,946	10,078	9,546	9,697	9,859	9,717	9,644	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	9,885	9,619	9,605	9,481	9,726	9,673	9,796	9,933	9,537	9,079	9,189	9,466	9,597	9,531	9,532	9,722	9,679	9,382	9,705	9,396	9,346	8,926	8,988	9,474	9,864	9,658	9,978	9,951	10,528	10,859	10,989	11,219	11,235	11,268	11,295	11,500	11,548	11,396	11,497	11,390	11,248	11,469	11,670	11,774	11,617	11,410	11,399	11,440	11,458	11,104	11,006	10,958	10,747	10,993	10,920	10,782	10,720	10,801	10,730	10,840	10,624	10,654	10,423	10,283	10,314	10,186	10,245	10,092	9,892	9,861	9,972	10,059	10,049	10,065	10,110	10,188	10,353	10,244	10,336	10,214	10,179	10,067	10,105	10,197	10,097	9,930	9,939	9,788	9,679	9,664	9,618	9,511	9,555	9,950	10,234	10,178	10,228	10,151	9,863	9,997	9,866	9,607	9,397	9,317	9,267	9,423	9,404	9,356	9,345	9,324	9,365	9,536	9,435	9,527	9,605	9,620	9,687	9,722	9,721	10,000
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Account Value	$ 14,858	14,614	14,300	14,156	13,809	14,178	13,942	13,905	13,868	13,326	12,614	12,846	13,226	13,389	13,246	13,020	13,159	13,050	12,714	13,063	12,501	12,792	12,136	11,989	12,689	13,118	12,625	13,118	13,049	13,722	13,888	14,135	14,533	14,372	14,450	14,238	14,519	14,427	14,287	14,169	14,077	13,828	13,757	13,774	13,843	13,604	13,051	13,168	13,298	13,117	12,788	12,605	12,303	11,836	12,522	12,720	12,623	12,485	12,412	12,295	12,248	12,122	12,086	11,757	11,858	11,721	11,525	11,421	11,074	11,202	11,113	11,437	11,460	11,399	11,275	11,293	11,245	11,291	11,269	11,513	11,384	11,314	11,265	11,167	11,127	11,050	10,925	10,905	10,781	10,662	10,608	10,456	10,378	10,287	10,421	10,553	10,529	10,524	10,335	10,198	10,162	10,094	9,795	9,767	9,860	9,966	9,976	9,759	9,828	10,050	9,990	10,136	10,150	10,107	10,098	10,001	9,966	10,015	9,956	9,841	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	9,885	9,619	9,605	9,481	9,726	9,673	9,796	9,933	9,537	9,079	9,189	9,466	9,597	9,531	9,532	9,722	9,679	9,382	9,705	9,396	9,346	8,926	8,988	9,474	9,864	9,658	9,978	9,951	10,528	10,859	10,989	11,219	11,235	11,268	11,295	11,500	11,548	11,396	11,497	11,390	11,248	11,469	11,670	11,774	11,617	11,410	11,399	11,440	11,458	11,104	11,006	10,958	10,747	10,993	10,920	10,782	10,720	10,801	10,730	10,840	10,624	10,654	10,423	10,283	10,314	10,186	10,245	10,092	9,892	9,861	9,972	10,059	10,049	10,065	10,110	10,188	10,353	10,244	10,336	10,214	10,179	10,067	10,105	10,197	10,097	9,930	9,939	9,788	9,679	9,664	9,618	9,511	9,555	9,950	10,234	10,178	10,228	10,151	9,863	9,997	9,866	9,607	9,397	9,317	9,267	9,423	9,404	9,356	9,345	9,324	9,365	9,536	9,435	9,527	9,605	9,620	9,687	9,722	9,721	10,000
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Account Value	$ 14,858	14,614	14,300	14,156	13,809	14,178	13,942	13,905	13,868	13,326	12,614	12,846	13,226	13,389	13,246	13,020	13,159	13,050	12,714	13,063	12,501	12,792	12,136	11,989	12,689	13,118	12,625	13,118	13,049	13,722	13,888	14,135	14,533	14,372	14,450	14,238	14,519	14,427	14,287	14,169	14,077	13,828	13,757	13,774	13,843	13,604	13,051	13,168	13,298	13,117	12,788	12,605	12,303	11,836	12,522	12,720	12,623	12,485	12,412	12,295	12,248	12,122	12,086	11,757	11,858	11,721	11,525	11,421	11,074	11,202	11,113	11,437	11,460	11,399	11,275	11,293	11,245	11,291	11,269	11,513	11,384	11,314	11,265	11,167	11,127	11,050	10,925	10,905	10,781	10,662	10,608	10,456	10,378	10,287	10,421	10,553	10,529	10,524	10,335	10,198	10,162	10,094	9,795	9,767	9,860	9,966	9,976	9,759	9,828	10,050	9,990	10,136	10,150	10,107	10,098	10,001	9,966	10,015	9,956	9,841	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	9,885	9,619	9,605	9,481	9,726	9,673	9,796	9,933	9,537	9,079	9,189	9,466	9,597	9,531	9,532	9,722	9,679	9,382	9,705	9,396	9,346	8,926	8,988	9,474	9,864	9,658	9,978	9,951	10,528	10,859	10,989	11,219	11,235	11,268	11,295	11,500	11,548	11,396	11,497	11,390	11,248	11,469	11,670	11,774	11,617	11,410	11,399	11,440	11,458	11,104	11,006	10,958	10,747	10,993	10,920	10,782	10,720	10,801	10,730	10,840	10,624	10,654	10,423	10,283	10,314	10,186	10,245	10,092	9,892	9,861	9,972	10,059	10,049	10,065	10,110	10,188	10,353	10,244	10,336	10,214	10,179	10,067	10,105	10,197	10,097	9,930	9,939	9,788	9,679	9,664	9,618	9,511	9,555	9,950	10,234	10,178	10,228	10,151	9,863	9,997	9,866	9,607	9,397	9,317	9,267	9,423	9,404	9,356	9,345	9,324	9,365	9,536	9,435	9,527	9,605	9,620	9,687	9,722	9,721	10,000
DWS Index: S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Conservative Index
Account Value	$ 14,858	14,614	14,300	14,156	13,809	14,178	13,942	13,905	13,868	13,326	12,614	12,846	13,226	13,389	13,246	13,020	13,159	13,050	12,714	13,063	12,501	12,792	12,136	11,989	12,689	13,118	12,625	13,118	13,049	13,722	13,888	14,135	14,533	14,372	14,450	14,238	14,519	14,427	14,287	14,169	14,077	13,828	13,757	13,774	13,843	13,604	13,051	13,168	13,298	13,117	12,788	12,605	12,303	11,836	12,522	12,720	12,623	12,485	12,412	12,295	12,248	12,122	12,086	11,757	11,858	11,721	11,525	11,421	11,074	11,202	11,113	11,437	11,460	11,399	11,275	11,293	11,245	11,291	11,269	11,513	11,384	11,314	11,265	11,167	11,127	11,050	10,925	10,905	10,781	10,662	10,608	10,456	10,378	10,287	10,421	10,553	10,529	10,524	10,335	10,198	10,162	10,094	9,795	9,767	9,860	9,966	9,976	9,759	9,828	10,050	9,990	10,136	10,150	10,107	10,098	10,001	9,966	10,015	9,956	9,841	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	9,885	9,619	9,605	9,481	9,726	9,673	9,796	9,933	9,537	9,079	9,189	9,466	9,597	9,531	9,532	9,722	9,679	9,382	9,705	9,396	9,346	8,926	8,988	9,474	9,864	9,658	9,978	9,951	10,528	10,859	10,989	11,219	11,235	11,268	11,295	11,500	11,548	11,396	11,497	11,390	11,248	11,469	11,670	11,774	11,617	11,410	11,399	11,440	11,458	11,104	11,006	10,958	10,747	10,993	10,920	10,782	10,720	10,801	10,730	10,840	10,624	10,654	10,423	10,283	10,314	10,186	10,245	10,092	9,892	9,861	9,972	10,059	10,049	10,065	10,110	10,188	10,353	10,244	10,336	10,214	10,179	10,067	10,105	10,197	10,097	9,930	9,939	9,788	9,679	9,664	9,618	9,511	9,555	9,950	10,234	10,178	10,228	10,151	9,863	9,997	9,866	9,607	9,397	9,317	9,267	9,423	9,404	9,356	9,345	9,324	9,365	9,536	9,435	9,527	9,605	9,620	9,687	9,722	9,721	10,000
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 15,991	15,712	15,380	15,212	14,794	15,211	14,920	14,793	14,758	14,160	13,347	13,614	14,046	14,254	14,053	13,733	13,887	13,757	13,398	13,778	13,129	13,474	12,728	12,486	13,293	13,762	13,189	13,797	13,719	14,490	14,600	14,882	15,340	15,105	15,228	14,927	15,269	15,137	14,992	14,867	14,746	14,435	14,300	14,254	14,321	14,014	13,309	13,456	13,630	13,354	12,975	12,762	12,412	11,852	12,702	13,021	12,969	12,785	12,682	12,528	12,448	12,369	12,340	11,947	12,140	11,961	11,768	11,634	11,209	11,441	11,337	11,752	11,767	11,701	11,541	11,568	11,519	11,553	11,553	11,846	11,642	11,554	11,481	11,360	11,289	11,218	11,065	11,037	10,895	10,766	10,696	10,524	10,415	10,306	10,403	10,546	10,511	10,501	10,281	10,171	10,129	10,053	9,698	9,691	9,846	9,967	9,974	9,691	9,795	10,086	10,022	10,180	10,188	10,112	10,124	9,961	9,952	10,009	9,942	9,793	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	9,885	9,619	9,605	9,481	9,726	9,673	9,796	9,933	9,537	9,079	9,189	9,466	9,597	9,531	9,532	9,722	9,679	9,382	9,705	9,396	9,346	8,926	8,988	9,474	9,864	9,658	9,978	9,951	10,528	10,859	10,989	11,219	11,235	11,268	11,295	11,500	11,548	11,396	11,497	11,390	11,248	11,469	11,670	11,774	11,617	11,410	11,399	11,440	11,458	11,104	11,006	10,958	10,747	10,993	10,920	10,782	10,720	10,801	10,730	10,840	10,624	10,654	10,423	10,283	10,314	10,186	10,245	10,092	9,892	9,861	9,972	10,059	10,049	10,065	10,110	10,188	10,353	10,244	10,336	10,214	10,179	10,067	10,105	10,197	10,097	9,930	9,939	9,788	9,679	9,664	9,618	9,511	9,555	9,950	10,234	10,178	10,228	10,151	9,863	9,997	9,866	9,607	9,397	9,317	9,267	9,423	9,404	9,356	9,345	9,324	9,365	9,536	9,435	9,527	9,605	9,620	9,687	9,722	9,721	10,000
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 15,991	15,712	15,380	15,212	14,794	15,211	14,920	14,793	14,758	14,160	13,347	13,614	14,046	14,254	14,053	13,733	13,887	13,757	13,398	13,778	13,129	13,474	12,728	12,486	13,293	13,762	13,189	13,797	13,719	14,490	14,600	14,882	15,340	15,105	15,228	14,927	15,269	15,137	14,992	14,867	14,746	14,435	14,300	14,254	14,321	14,014	13,309	13,456	13,630	13,354	12,975	12,762	12,412	11,852	12,702	13,021	12,969	12,785	12,682	12,528	12,448	12,369	12,340	11,947	12,140	11,961	11,768	11,634	11,209	11,441	11,337	11,752	11,767	11,701	11,541	11,568	11,519	11,553	11,553	11,846	11,642	11,554	11,481	11,360	11,289	11,218	11,065	11,037	10,895	10,766	10,696	10,524	10,415	10,306	10,403	10,546	10,511	10,501	10,281	10,171	10,129	10,053	9,698	9,691	9,846	9,967	9,974	9,691	9,795	10,086	10,022	10,180	10,188	10,112	10,124	9,961	9,952	10,009	9,942	9,793	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,119	9,885	9,619	9,605	9,481	9,726	9,673	9,796	9,933	9,537	9,079	9,189	9,466	9,597	9,531	9,532	9,722	9,679	9,382	9,705	9,396	9,346	8,926	8,988	9,474	9,864	9,658	9,978	9,951	10,528	10,859	10,989	11,219	11,235	11,268	11,295	11,500	11,548	11,396	11,497	11,390	11,248	11,469	11,670	11,774	11,617	11,410	11,399	11,440	11,458	11,104	11,006	10,958	10,747	10,993	10,920	10,782	10,720	10,801	10,730	10,840	10,624	10,654	10,423	10,283	10,314	10,186	10,245	10,092	9,892	9,861	9,972	10,059	10,049	10,065	10,110	10,188	10,353	10,244	10,336	10,214	10,179	10,067	10,105	10,197	10,097	9,930	9,939	9,788	9,679	9,664	9,618	9,511	9,555	9,950	10,234	10,178	10,228	10,151	9,863	9,997	9,866	9,607	9,397	9,317	9,267	9,423	9,404	9,356	9,345	9,324	9,365	9,536	9,435	9,527	9,605	9,620	9,687	9,722	9,721	10,000
DWS Index: S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Account Value	$ 15,991	$ 15,712	$ 15,380	$ 15,212	$ 14,794	$ 15,211	$ 14,920	$ 14,793	$ 14,758	$ 14,160	$ 13,347	$ 13,614	$ 14,046	$ 14,254	$ 14,053	$ 13,733	$ 13,887	$ 13,757	$ 13,398	$ 13,778	$ 13,129	$ 13,474	$ 12,728	$ 12,486	$ 13,293	$ 13,762	$ 13,189	$ 13,797	$ 13,719	$ 14,490	$ 14,600	$ 14,882	$ 15,340	$ 15,105	$ 15,228	$ 14,927	$ 15,269	$ 15,137	$ 14,992	$ 14,867	$ 14,746	$ 14,435	$ 14,300	$ 14,254	$ 14,321	$ 14,014	$ 13,309	$ 13,456	$ 13,630	$ 13,354	$ 12,975	$ 12,762	$ 12,412	$ 11,852	$ 12,702	$ 13,021	$ 12,969	$ 12,785	$ 12,682	$ 12,528	$ 12,448	$ 12,369	$ 12,340	$ 11,947	$ 12,140	$ 11,961	$ 11,768	$ 11,634	$ 11,209	$ 11,441	$ 11,337	$ 11,752	$ 11,767	$ 11,701	$ 11,541	$ 11,568	$ 11,519	$ 11,553	$ 11,553	$ 11,846	$ 11,642	$ 11,554	$ 11,481	$ 11,360	$ 11,289	$ 11,218	$ 11,065	$ 11,037	$ 10,895	$ 10,766	$ 10,696	$ 10,524	$ 10,415	$ 10,306	$ 10,403	$ 10,546	$ 10,511	$ 10,501	$ 10,281	$ 10,171	$ 10,129	$ 10,053	$ 9,698	$ 9,691	$ 9,846	$ 9,967	$ 9,974	$ 9,691	$ 9,795	$ 10,086	$ 10,022	$ 10,180	$ 10,188	$ 10,112	$ 10,124	$ 9,961	$ 9,952	$ 10,009	$ 9,942	$ 9,793	$ 10,000